STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (55,299,871)	$ 52,337,158	$ 51,086,289
Other comprehensive income (loss), net of tax of nil:
Net unrealized gains (loss) for investment in Jupai	(13,765,098)	13,765,098
Foreign currency translation adjustment	(42,837,821)	(2,119,684)	17,532,967
Comprehensive income (loss)	(111,902,790)	63,982,572	68,619,256
Less: Comprehensive income (loss) attributable to non-controlling interests	(20,094,128)	12,269,668	(404,808)
Comprehensive income (loss) attributable to E-House shareholders	$ (91,808,662)	$ 51,712,904	$ 69,024,064